Deficit Equity (Notes)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Common Stock and Paid-in Capital
Additional paid-in capital at December 31, 2017 and December 31, 2016 primarily relates to the issuance of 7,475,000 shares of Momentive’s common stock pursuant to the Company’s rights offering under Section 1145 of the Bankruptcy Code, 26,662,690 shares of Momentive’s common stock pursuant to the Company’s rights offering under Section 4(a)(2) of the Securities Act, 2,060,184 shares of Momentive’s common stock pursuant to a backstop commitment of the rights offerings, including 1,475,652 shares of Momentive’s common stock issued as consideration for acting as a backstop for the rights offerings.